Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 3,012	€ 180
Financial assets mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	49,048	38,985
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 14,344	€ 11,969